Filed electronically with the Securities and Exchange Commission on March 31, 1998

                                                               File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
         Post-Effective Amendment No.     56

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     40


                            Scudder Securities Trust
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             X     immediately upon filing pursuant to paragraph (b)
          --------

                   on ____________  pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on                 pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on _______________ pursuant to paragraph (a)(ii) of Rule 485.
          --------

                            SCUDDER DEVELOPMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General   Description   of   INVESTMENT   OBJECTIVES   AND  POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities  distributions    FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                          shares, Share price, Processing time,
                                          Minimum    balances,    Third   party
                                          transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE


                            Cross Reference- Page 1


                            SCUDDER DEVELOPMENT FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                            Cross Reference- Page 2

                        SCUDDER SMALL COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General   Description   of   INVESTMENT   OBJECTIVES   AND  POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                          shares, Share price, Processing time,
                                          Minimum    balances,    Third   party
                                          transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE



                            Cross Reference- Page 3

                        SCUDDER SMALL COMPANY VALUE FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                          Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                            Cross Reference- Page 4

                             SCUDDER MICRO CAP FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES Registrant
                                          WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.                                        Management  of the Fund A MESSAGE FROM
                                          SCUDDER'S         CHAIRMAN        FUND
                                          ORGANIZATION--Investment      adviser,
                                          Transfer agent SHAREHOLDER BENEFITS--A
                                          team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum    balances,    Third   party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                            Cross Reference- Page 5

                             SCUDDER MICRO CAP FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                            Cross Reference- Page 6

                        SCUDDER 21ST CENTURY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES Registrant
                                          WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.                                        Management  of the Fund A MESSAGE FROM
                                          SCUDDER'S         CHAIRMAN        FUND
                                          ORGANIZATION--Investment      adviser,
                                          Transfer agent SHAREHOLDER BENEFITS--A
                                          team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum    balances,    Third   party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE



                            Cross Reference- Page 7

                        SCUDDER 21ST CENTURY GROWTH FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS



                            Cross Reference- Page 8




                         SCUDDER FINANCIAL SERVICES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES Registrant
                                          WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.                                        Management  of the Fund A MESSAGE FROM
                                          SCUDDER'S         CHAIRMAN        FUND
                                          ORGANIZATION--Investment      adviser,
                                          Transfer agent SHAREHOLDER BENEFITS--A
                                          team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum    balances,    Third   party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                            Cross Reference- Page 9

                         SCUDDER FINANCIAL SERVICES FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS



                            Cross Reference- Page 10



                            SCUDDER HEALTH CARE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES Registrant
                                          WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.                                        Management  of the Fund A MESSAGE FROM
                                          SCUDDER'S         CHAIRMAN        FUND
                                          ORGANIZATION--Investment      adviser,
                                          Transfer agent SHAREHOLDER BENEFITS--A
                                          team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum    balances,    Third   party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                            Cross Reference- Page 11

                            SCUDDER HEALTH CARE FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS



                            Cross Reference- Page 12



                             SCUDDER TECHNOLOGY FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.     Item Caption                 Prospectus Caption

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES Registrant
                                          WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.                                        Management  of the Fund A MESSAGE FROM
                                          SCUDDER'S         CHAIRMAN        FUND
                                          ORGANIZATION--Investment      adviser,
                                          Transfer agent SHAREHOLDER BENEFITS--A
                                          team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum    balances,    Third   party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE



                            Cross Reference- Page 13

                             SCUDDER TECHNOLOGY FUND
                                   (continued)

PART B

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS




                            Cross Reference- Page 14

                             Part A (the Prospectus)

Part A of this Post-Effective Amendment No. 56 to the Registration Statement is incorporated by reference in its entirety to Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund's current Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on December 31, 1997 and to the definitive Rule 497(c) filing on January 9, 1998.

Scudder Financial Services Fund

Supplement to Prospectus
Dated September 30, 1997
As Revised January 5, 1998

The following information is to be inserted after the section entitled "Expense information" on page 2.

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated February 28, 1998 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                            For the Period
                                                                                           November 3, 1997
                                                                                            (commencement
                                                                                          of operations) to
                                                                                          February 28, 1998
                                                                                             (Unaudited)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                           $12.00
Income from investment operations:                                                                .02

Net investment income
Net realized and unrealized gain (loss) on investments                                           1.69
Total from investment operations                                                                 1.71
Less distributions from net investment income                                                    (.03)
Redemption fees                                                                                 --***
Net asset value, end of period                                                                 $13.68
--------------------------------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                                                        14.23**
Ratios and Supplemental Data
Net assets, end of period ($ millions)                                                             27
Ratio of operating expenses, net, to average daily net assets (%)                                1.50*
Ratio of operating expenses before expense reductions, to average daily net                      3.18*
   assets (%)
Ratio of net  investment  income  to  average  daily  net  assets  (%)                            .38*
Portfolio  turnover rate (%) 29.1* Average  commission rate paid                               $.0409

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.

*    Annualized

**   Not annualized

***  Amount is less than one half of $.01.


March 31, 1998

                Part B (the Statement of Additional Information)

Part B of this Post-Effective Amendment No. 56 to the Registration Statement is incorporated by reference in its entirety to Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund's current Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on December 31, 1997 and to the definitive Rule 497(c) filing on January 9, 1998.

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Development Fund:

                                    Financial Highlights for the ten fiscal
                                    years ended June 30, 1997.
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 45 to the Registration
                                    Statement.)

                           For Scudder Small Company Value Fund:

                                    Financial  Highlights for the period October
                                    6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.
                                    (Incorporated by reference.)

                           For Scudder Micro Cap Fund:

                                    Financial  Highlights  for the period August
                                    12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.
                                    (Incorporated by reference.)

                           For Scudder 21st Century Growth Fund:

                                    Financial    Highlights   for   the   period
                                    September   9,   1996    (commencement    of
                                    operations) to February 28, 1997 and for the fiscal period ended August 31, 1997. (Incorporated by reference.)

                           For Scudder Financial Services Fund:

                                    Financial    Highlights   for   the   period
                                    September   30,   1997    (commencement   of
                                    operations) to February 28, 1998.

                           For Scudder Health Care Fund:

                                    Financial   Highlights   to  be   filed   by
                                    amendment.

                           For Scudder Technology Fund:

                                    Financial   Highlights   to  be   filed   by
                                    amendment.

                           Included in Part B of this Registration Statement:

                           For Scudder Development Fund:

                                    Investment  Portfolio  as of June  30,  1997
                                    Statement  of Assets and  Liabilities  as of
                                    June 30, 1997  Statement of  Operations  for
                                    the  fiscal   year   ended  June  30,   1997
                                    Statements  of Changes in Net Assets for the
                                    two  fiscal   years   ended  June  30,  1997
                                    Financial Highlights for the ten fiscal years ended June 30, 1997 Notes to Financial Statements Report of Independent Accountants


                            Part C - Page 15

                                    (Incorporated by reference to Post-Effective
                                    Amendment   No.   50  to  the   Registration
                                    Statement.)

                           For Scudder Small Company Value Fund:

                                    Investment  Portfolio  as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997 Statement of Operations for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997 Statement of Changes in Net Assets for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997 Financial Highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997 Notes to Financial Statements (Incorporated by reference.)

                           For Scudder Micro Cap Fund:

                                    Investment  Portfolio  as of August 31, 1997
                                    Statement  of Assets and  Liabilities  as of
                                    August 31, 1997  Statement of Operations for
                                    the period August 12, 1996  (commencement of
                                    operations)  to August 31,  1996 and for the
                                    fiscal year ended August 31, 1997  Statement
                                    of  Changes  in Net  Assets  for the  period
                                    August 12, 1996 (commencement of operations)
                                    to August 31,  1996 and for the fiscal  year
                                    ended August 31, 1997  Financial  Highlights
                                    for the period August 12, 1996 (commencement
                                    of  operations)  to August 31,  1996 and for
                                    the fiscal year ended  August 31, 1997 Notes
                                    to    Financial    Statements    Report   of
                                    Independent  Accountants   (Incorporated  by
                                    reference.)

                           For Scudder 21st Century Growth Fund:

                                    Investment  Portfolio  as of August 31, 1997
                                    Statement  of Assets and  Liabilities  as of
                                    August 31, 1997  Statement of Operations for
                                    the period  September 9, 1996  (commencement
                                    of  operations) to February 28, 1997 and for
                                    the  fiscal  year  ended   August  31,  1997
                                    Statement  of  Changes in Net Assets for the
                                    period  September 9, 1996  (commencement  of
                                    operations) to February 28, 1997 and for the
                                    fiscal year ended August 31, 1997  Financial
                                    Highlights for the period  September 9, 1996
                                    (commencement of operations) to February 28,
                                    1997 and for the fiscal  year  ended  August
                                    31,  1997  Notes  to  Financial   Statements
                                    (Incorporated by reference.)

                           For Scudder Financial Services Fund:

                                    Statement of Assets and Liabilities as of September 25, 1997.
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 50 to the Registration
                                    Statement.)
                                    Financial Highlights for the period
                                    September 30, 1997 (commencement of
                                    operations) to February 28, 1998.



                                   Part C - Page 2

                           For Scudder Health Care Fund:

                                    Statement of Assets and Liabilities as of December 26, 1997 is filed herein.

                           For Scudder Technology Fund:

                                    Statement of Assets and Liabilities as of December 26, 1997 is filed herein.

                           Statements,   schedules  and  historical  information
                           other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated December 21, 1987.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              December 13, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(3)  Amendment  to Amended and Restated   Declaration of Trust to change the
                                              name of the Trust dated  July 21, 1995 is filed  herein.
                                              (Incorporated  by reference  to Exhibit 1 (a)(3) to Post-Effective
                                              Amendment  No. 35 to the  Registration Statement.)

                                      (a)(4)  Amendment to Amended and Restated Declaration of Trust to add new
                                              series dated July 21, 1995.
                                              (Incorporated by reference to Exhibit 1(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(5)  Establishment and Designation of Series dated June 6, 1996.
                                              (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                                      (a)(6)  Establishment and Designation of Series dated June 3, 1997 is filed herein.
                                              (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                              Registration Statement.)

                             2.       (a)     Amendment to the By-Laws Article IV: Notice of Meetings dated
                                              December 12, 1991.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)     By-Laws as of October 16, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (c)     Amendment to the By-Laws of Registrant as amended through December
                                              9, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                Part C - Page 3

                             3.                Inapplicable.

                             4.               Specimen certificate  representing
                                              shares  of   beneficial   interest
                                              ($.01  par  value)   for   Scudder
                                              Development Fund. (Incorporated by
                                              reference    to   Exhibit   4   to
                                              Post-Effective Amendment No. 28 to
                                              the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated
                                              June 9, 1992.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (c)     Investment   Management  Agreement
                                              between the Registrant,  on behalf
                                              of  Scudder  Small  Company  Value
                                              Fund,   and  Scudder,   Stevens  &
                                              Clark, Inc. dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 36 to the Registration Statement.)

                                      (c)(1)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Small Company Value Fund, and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Exhibit 5(c)(1) to Post-Effective
                                              Amendment No. 54 to the Registration Statement.)

                                      (d)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Micro Cap Fund, and Scudder, Stevens & Clark, Inc. dated
                                              August 12, 1996.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                                      (d)(1)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Micro Cap Fund, and Scudder Kemper Investments, Inc. dated
                                              December 31, 1997.
                                              (Incorporated by reference to Exhibit 5(d)(1) to Post-Effective
                                              Amendment No. 54 to the Registration Statement.)

                                      (e)     Investment   Management  Agreement
                                              between the Registrant,  on behalf
                                              of  Scudder  21st  Century  Growth
                                              Fund,   and  Scudder,   Stevens  &
                                              Clark, Inc. dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 5(e) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                                      (e)(1)  Investment   Management  Agreement
                                              between the Registrant,  on behalf
                                              of  Scudder   Financial   Services
                                              Fund,   and  Scudder,   Stevens  &
                                              Clark, Inc.  dated September 30, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                              Registration Statement.)

                                Part C - Page 4

                                      (e)(2)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Health Care Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 4, 1997.
                                              (Incorporated by reference to Exhibit 5(e)(2) to Post-Effective
                                              Amendment  No. 55 to the Registration Statement.)

                                      (e)(3)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Technology Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 4, 1997.
                                              (Incorporated by reference to Exhibit 5(e)(3) to Post-Effective
                                              Amendment No. 55 to the Registration Statement.)

                                      (e)(4)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder 21st Century Growth Fund, and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Exhibit 5(e)(4) to Post-Effective
                                              Amendment No. 54 to the Registration Statement.)

                             6.               (a) Underwriting Agreement between
                                              the   Registrant,   on  behalf  of
                                              Scudder   Development   Fund,  and
                                              Scudder Investor  Services,  Inc.,
                                              formerly        Scudder       Fund
                                              Distributors, Inc., dated December
                                              31,   1985.    (Incorporated    by
                                              reference    to   Exhibit   6   to
                                              Post-Effective Amendment No. 25 to
                                              the Registration Statement.)

                                      (b)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated September 30, 1995.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Development Fund, and Brown Brothers Harriman & Co. dated April 1,
                                              1980.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(3)  Custodian Contract between the Registrant and State Street Bank and
                                              Trust Company dated September 6, 1995.
                                              (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Fee schedule for Exhibit 8(a)(3).
                                              (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (b)(1)  Subcustodian Agreement between Brown Brothers Harriman & Co. and The
                                              Bank of New York, London office, dated January 30, 1979.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 8(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                Part C - Page 5

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)


                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(3)  Service Agreement between Copeland Associates, Inc., on behalf of
                                              Scudder Development Fund, and Scudder Service Corporation dated June
                                              8, 1995.
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Revised fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (b)(1)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company dated January 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                     (b)(2)   Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(3)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company.
                                              (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (d)     Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund Accounting Corporation
                                              dated March 21, 1995.
                                              (Incorporated by reference to Exhibit 9(e) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement
                                              between the Registrant,  on behalf
                                              of  Scudder  Small  Company  Value
                                              Fund, and Scudder Fund  Accounting
                                              Corporation dated October 6, 1995.
                                              (Incorporated   by   reference  to
                                              Exhibit  9(f)  to   Post-Effective
                                              Amendment    No.    37   to    the
                                              Registration Statement.)

                                Part C - Page 6

                                      (g)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting Corporation
                                              dated August 12, 1996.
                                              (Incorporated by reference to Exhibit 9(g) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                                      (h)     Fund Accounting Services Agreement
                                              between the Registrant,  on behalf
                                              of  Scudder  21st  Century  Growth
                                              Fund, and Scudder Fund  Accounting
                                              Corporation   dated  September  9,
                                              1996.  (Incorporated  by reference
                                              to Exhibit 9(h) to  Post-Effective
                                              Amendment    No.    41   to    the
                                              Registration Statement.)

                                      (h)(1)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder Fund Accounting
                                              Corporation dated September 11, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                              Registration Statement.)

                                      (h)(2)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder Fund Accounting Corporation
                                              dated _____.
                                              To be filed by amendment.

                                      (h)(3)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder Fund Accounting Corporation
                                              dated _____.
                                              To be filed by amendment.

                             10.              Inapplicable.

                             11.              Inapplicable.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(1)  Scudder IRA Custodian Disclosure Statement and Plan Agreement.
                                              To be filed by amendment.

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                Part C - Page 7

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Data.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             17.              Inapplicable.

                             18.              Inapplicable.


Item 25.          Persons Controlled by or under Common Control with Registrant

                  None

Item 26.          Number of Holders of Securities (as of March 27, 1998).

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders

                   Shares of beneficial interest
                        ($.01 par value)

                            Scudder Development Fund                                    82,507
                            Scudder Micro Cap Fund                                      11,345
                            Scudder Small Company Value Fund                            25,553
                            Scudder 21st Century Growth Fund                             3,323
                            Scudder Financial Services Fund                              4,932
                            Scudder Health Care Fund                                     7,900
                            Scudder Technology Fund                                      7,538

Item 27.          Indemnification

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by


                                Part C - Page 8
                  reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every  person  who is, or has been,  a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to
                  a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with  respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as  opposed to a full  trial-type  inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person.


                                Part C - Page 9

                  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of  preparation  and  presentation  of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such  undertaking  is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested  Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As  used  in  this  Section  4.3,  a   "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of Americao

                                Part C - Page 10

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director,  Senior Vice  President & Assistant  Clerk,
                           Scudder  Investor  Services,   Inc.*  Director,  Vice
                           President  &  Secretary,   Scudder  Fund   Accounting
                           Corporation*  Director,  Vice  President & Secretary,
                           Scudder  Realty  Holdings   Corporation*  Director  &
                           Assistant   Clerk,   Scudder   Service   Corporation*
                           Director,  SFA,  Inc.*  Vice  President,  Director  &
                           Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director,  Scudder,  Stevens & Clark  Japan,  Inc.***
                           Director,  Vice  President  and  Secretary,  Scudder,
                           Stevens & Clark of  Canada,  Ltd.***  Director,  Vice
                           President  and  Secretary,  Scudder  Canada  Investor
                           Services  Limited***  Director,  Vice  President  and
                           Secretary,  Scudder Realty Advisers,  Inc. x Director
                           and Secretary, Scudder, Stevens & Clark Corporation**
                           Director  and  Secretary,  Scudder,  Stevens  & Clark
                           Overseas Corporationoo  Director and Secretary,  SFA,
                           Inc.* Director, Vice President and Secretary, Scudder
                           Defined Contribution Services,  Inc.** Director, Vice
                           President  and  Secretary,   Scudder   Capital  Asset
                           Corporation** Director, Vice President and Secretary,
                           Scudder Capital Stock  Corporation**  Director,  Vice
                           President and  Secretary,  Scudder  Capital  Planning
                           Corporation** Director, Vice President and Secretary,
                           SS&C   Investment    Corporation**   Director,   Vice
                           President and Secretary, SIS Investment Corporation**
                           Director,   Vice   President   and   Secretary,   SRV
                           Investment Corporation** Director, Vice President and
                           Secretary,    Scudder   Brokerage   Services,   Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

                                Part C - Page 11

Item 29.          Principal Underwriters.

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer and Vice President
         Two International Place           Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Treasurer
         Two International Place                                                   and Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President         Trustee, Vice President
         345 Park Avenue                   and Assistant Clerk                     and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions

               Scudder Investor              None                None                None               None
                Services, Inc.

                                Part C - Page 13

Item 30.          Location of Accounts and Records.

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  Inapplicable.




                                Part C - Page 14

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of March, 1998.


                                    SCUDDER SECURITIES TRUST

                                    By /s/Thomas F. McDonough
                                    -------------------------------------
                                    Thomas F. McDonough, Vice President,
                                    Treasurer and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                    TITLE                                        DATE
----------                                   -----                                        ----

/s/Daniel Pierce
---------------------------------------
Daniel Pierce*                               President (Principal Executive               March 31, 1998
                                             Officer) and Trustee

/s/Paul Bancroft III
---------------------------------------
Paul Bancroft III*                           Trustee                                      March 31, 1998


/s/Sheryle J. Bolton
---------------------------------------
Sheryle J. Bolton*                           Trustee                                      March 31, 1998


/s/William T. Burgin
---------------------------------------
William T. Burgin*                           Trustee                                      March 31, 1998


/s/Thomas J. Devine
---------------------------------------
Thomas J. Devine*                            Trustee                                      March 31, 1998


/s/Keith R. Fox
---------------------------------------
Keith R. Fox*                                Trustee                                      March 31, 1998

SIGNATURE                                    TITLE                                        DATE
----------                                   -----                                        ----

/s/William H. Luers
---------------------------------------
William H. Luers*                            Trustee                                      March 31, 1998


/s/Wilson Nolen
---------------------------------------
Wilson Nolen*                                Trustee                                      March 31, 1998


/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Trustee, Vice President and Assistant        March 31, 1998
                                             Secretary




*By:/s/Thomas F. McDonough
    ------------------------
      Thomas F. McDonough

Attorney-in-fact pursuant to power of
attorneys contained in the signature pages of Post-Effective Amendment No. 30 filed
August 26, 1991, Post-Effective Amendment
No. 37 filed April 4, 1996, Post-Effective
Amendment No. 40 filed August 12, 1996,
Post-Effective Amendment No. 44 filed
February 11, 1997, Post-Effective
Amendment No. 46 filed July 11, 1997 and
Post-Effective Amendment No. 53 filed
October 31, 1997.

                                                               File No. 2-36238
                                                               File No. 811-2021



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 56

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 40

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX